Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Instruments by Category
The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:

	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivatives designated as hedging instruments	Total
2020	RMB million	RMB million	RMB million	RMB million	RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	—	995	—	—	995
Derivative financial instruments	—	—	—	399	399
Financial assets included in other non-current assets	—	—	150	—	150
Trade receivables	—	—	1,124	—	1,124
Financial asset at fair value through profit or loss	95	—	—	—	95
Financial assets included in prepayments and other receivables	—	—	2,452	—	2,452
Restricted bank deposits	—	—	12	—	12
Cash and cash equivalents	—	—	7,651	—	7,651

	95	995	11,389	399	12,878

	Financial liabilities at amortized cost	Derivatives designated as hedging instruments	Total
	RMB million	RMB million	RMB million
Financial liabilities
Trade and bills payables	3,220	—	3,220
Financial liabilities included in other payables and accruals	15,790	—	15,790
Lease liabilities	96,251	—	96,251
Borrowings	87,895	—	87,895
Derivative financial instruments	—	141	141

	203,156	141	203,297

	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivatives designated as hedging instruments	Total
2019	RMB million	RMB million	RMB million	RMB million	RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	—	1,274	—	—	1,274
Derivative financial instruments	—	—	—	70	70
Financial assets included in other non-current assets	—	—	180	—	180
Trade receivables	—	—	1,717	—	1,717
Financial asset at fair value through profit or loss	121	—	—	—	121
Financial assets included in prepayments and other receivables	—	—	3,906	—	3,906
Restricted bank deposits and short-term bank deposits	—	—	6	—	6
Cash and cash equivalents	—	—	1,350	—	1,350

	121	1,274	7,159	70	8,624

	Financial liabilities at amortized cost	Derivatives designated as hedging instruments	Total
	RMB million	RMB million	RMB million
Financial liabilities
Trade and bills payables	3,877	—	3,877
Financial liabilities included in other payables and accruals	16,934	—	16,934
Lease liabilities	110,275	—	110,275
Borrowings	51,837	—	51,837
Derivative financial instruments	—	23	23

	182,923	23	182,946